Subsidiaries With Non-controlling Interest	12 Months Ended
Dec. 31, 2023
Disclosure of subsidiaries [abstract]
Subsidiaries With Non-controlling Interest

35. Subsidiaries with non-controlling interest

The Stevanato Group comprises the following subsidiaries with non-controlling interest:

		At December 31,	At December 31,
Name	Country	2023	2022

Ompi of Japan Co., Ltd.	Japan	0%	49%
Medical Glass a.s.	Slovakia	0.26%	0.26%

		At December 31,	At December 31,
		2023	2022
		(EUR thousand)

Proportion of equity interest held by non-controlling interests:
Ompi of Japan Co., Ltd.		—	451
Medical Glass a.s.		(55)	(64)
		(55)	387

Profit allocated to non-controlling interest:
Ompi of Japan Co., Ltd.		(56)	(176)
Medical Glass a.s.		(3)	9
		(59)	(167)

Changes in non-controlling interests are shown in the consolidated statement of changes in equity.

Effective July 31, 2023, Stevanato Group entered into an agreement with Winckler & Co. Ltd, SE Holdings Co. Ltd and Ompi of Japan Co., Ltd., to purchase the remaining minority equity interests in Ompi of Japan Co., Ltd. and to terminate the JV agreement with SE Holdings Co. Ltd. The consideration paid for purchasing the non-controlling interests in Ompi of Japan Co., Ltd. amounted to EUR 250 thousand.